Investment Properties - Summary of Fair Value Measurement Hierarchy of Investment Properties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [Line Items]
Buildings	¥ 302	¥ 321
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of detailed information about investment property [Line Items]
Buildings	628	604
Not measured at fair value but for which fair values are disclosed [member] | Significant observable inputs (Level 2) [member]
Disclosure of detailed information about investment property [Line Items]
Buildings	198	183
Not measured at fair value but for which fair values are disclosed [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about investment property [Line Items]
Buildings	¥ 430	¥ 421